FINANCIAL INSTRUMENTS - Other Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	$ 9,805	$ 7,070
Fair value of financial liabilities	(66,006)	(62,406)
Interest rate risk | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Notional	7,622	5,388
Fair value of financial assets	$ 30	$ 0
Interest rate risk | Interest rate caps | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.00%	3.00%
Interest rate risk | Interest rate caps | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	6.00%	5.00%
Interest rate risk | Interest rate swaps on forecasted fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Notional	$ 335	$ 1,285
Fair value of financial liabilities	$ (21)	$ (253)
Interest rate risk | Interest rate swaps on forecasted fixed rate debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.60%	2.70%
Interest rate risk | Interest rate swaps on forecasted fixed rate debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.30%	6.40%
Interest rate risk | Interest rate swaps of US$ debt
Disclosure of detailed information about financial instruments [line items]
Notional		$ 1,696
Fair value of financial liabilities		$ (8)
Interest rate risk | Interest rate swaps of US$ debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		0.80%
Interest rate risk | Interest rate swaps of US$ debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		5.10%